Convertible Debentures Receivable - Schedule of convertible debentures receivable (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Convertible Note Receivable [Line Items]
Convertible debenture receivable	$ 0	$ 13,354
12% Convertible debentures
Disclosure Of Convertible Note Receivable [Line Items]
Convertible debenture receivable	$ 0	$ 12,024
Convertible debentures receivable interest rate	12.00%	12.00%
Zero interest convertible debentures
Disclosure Of Convertible Note Receivable [Line Items]
Convertible debenture receivable	$ 0	$ 1,330